OPERATING SEGMENTS - Segment result reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Disclosure of operating segments [line items]
Unrealized gain (loss) on changes in fair value of investments	Rp (242)	$ (15)	Rp 188	Rp (748)
Other income - net	(468)	(28)	252	259
Gain (loss) on foreign exchange - net	180	11	136	(36)
Finance income-net	1,661	100	1,367	1,061
Finance cost	5,208	312	5,221	4,692
Share of profit (loss) of long-term investment in associates	(1)	0	3	1
Profit before income tax	30,509	$ 1,829	37,620	39,159
Operating Segments.
Disclosure of operating segments [line items]
Profit before income tax	36,509		42,248	44,565
Adjustments and eliminations
Disclosure of operating segments [line items]
Unrealized gain (loss) on changes in fair value of investments	(242)		188	(748)
Other income - net	119		282	252
Gain (loss) on foreign exchange - net	180		136	(36)
Finance income-net	1,661		1,367	1,061
Finance cost	(5,206)		(5,208)	(4,652)
Share of profit (loss) of long-term investment in associates	(1)		3	1
Adjustment and inter-segment elimination	(1,918)		(1,401)	(1,345)
IFRS reconciliation	Rp (593)		Rp 5	Rp 61